Financial loans and other payables (Details) € in Thousands		12 Months Ended		24 Months Ended	36 Months Ended
	Jul. 31, 2015	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€) loan	Dec. 31, 2013 EUR (€) AnnualPayment loan	Dec. 31, 2016 EUR (€)	Jan. 31, 2016 EUR (€)	Sep. 30, 2014 EUR (€)	May 31, 2014 EUR (€)	Apr. 30, 2014	Feb. 03, 2014 EUR (€)	Dec. 20, 2013 tranche	Jan. 31, 2012 EUR (€)
Disclosure of detailed information about borrowings [line items]
Financial loans		€ 4,595	€ 7,879	€ 4,595		€ 5,568
Other payables		461	741	461		302
Total non-current portion of non-current borrowings		5,056	40,084	5,056		29,084
Current portion of financial loans		2,574	3,898	2,574		4,699
Other financial liabilities		16,341	985	16,341		350
Total current borrowings and current portion of non-current borrowings		36,695	5,596	36,695		5,762
Total borrowings		€ 41,751	45,680	€ 41,751		34,846
Effective interest rate (as a percent)		20.00%		20.00%
Convertible notes (ordinary note)
Disclosure of detailed information about borrowings [line items]
Convertible notes			18,127			20,835
Convertible notes		€ 17,780	713	€ 17,780		€ 713
Effective interest rate (as a percent)		28.06%		28.06%		28.06%
Convertible notes (warrant)
Disclosure of detailed information about borrowings [line items]
Convertible notes			€ 13,337			€ 2,379
Original amount		€ 18,000		€ 18,000		25,000
Madrid Network loans
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings		1,900		1,900
Total borrowings		€ 2,600		€ 2,600
Original amount					€ 5,900
Maturity of borrowings			10 years
Number of loans received | loan					2
Effective interest rate (as a percent)		21.00%		21.00%
Interest-free loans from Spanish Government
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings		€ 900		€ 900
Total borrowings		1,200		1,200
Original amount		€ 3,200		€ 3,200
Effective interest rate (as a percent)		21.00%		21.00%
Kreos loan
Disclosure of detailed information about borrowings [line items]
Maturity of borrowings		4 years
Effective interest rate (as a percent)										20.16%
Number of tranches | tranche												3
short-term borrowings		€ 1,200		€ 1,200
Kreos loan, Tranche 1
Disclosure of detailed information about borrowings [line items]
Original amount											€ 5,000
Kreos loan, Tranche 2
Disclosure of detailed information about borrowings [line items]
Original amount									€ 2,500
Kreos loan, Tranche 3
Disclosure of detailed information about borrowings [line items]
Original amount								€ 2,500
Innpacto Program, Interest free loan
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings		400		400
Total borrowings		€ 500		€ 500
Maturity of borrowings	10 years
Effective interest rate (as a percent)		20.35%		20.35%
Number of tranches | AnnualPayment					2
Grace Period	3 years
Effective interest rate on long term borrowings(as a percent)		19.91%		19.91%
Innpacto Program first annual instalment
Disclosure of detailed information about borrowings [line items]
Original amount													€ 500
Innpacto Program second annual instalment
Disclosure of detailed information about borrowings [line items]
Original amount					€ 500
Innpacto Program third annual instalment
Disclosure of detailed information about borrowings [line items]
Original amount					€ 100
Loans received from Ministry of Science
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings		€ 1,300		€ 1,300
Original amount		€ 600		€ 600		€ 600	€ 300
Number of loans received | loan				3
Repayment period		10 years
Effective interest rate on long term borrowings(as a percent)		2.70%		2.70%		3.03%	4.97%
Fixed interest rate | Madrid Network loans
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			1.46%
Fixed interest rate | Kreos loan
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		12.50%		12.50%
Fixed interest rate | Loans received from Ministry of Science
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		0.329%		0.329%